WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 81.5%
Angola - 1.9%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000		$8,560,949	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,000,000		847,500	(b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		2,331,375	(a)

Total Angola					11,739,824

Argentina - 4.5%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	144,265	(c)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	92,907	(c)
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	25,300,000		6,639,500
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000		4,934,655	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	20,601,128		7,299,288	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	9,949,022		7,415,258	(b)(d)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000		409,806	(a)

Total Argentina					26,935,679

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000		5,419,456	(b)

Bahamas - 1.5%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000		6,850,340	(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000		2,266,683	(b)

Total Bahamas					9,117,023

Bahrain - 3.9%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000		2,037,360	(a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000		9,263,100	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	6,000,000		4,666,332	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahrain - (continued)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000		$6,708,174	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000		785,587	(a)

Total Bahrain					23,460,553

Brazil - 0.8%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	9,500,000	BRL	1,708,434
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	18,200,000	BRL	3,059,661

Total Brazil					4,768,095

Chile - 0.3%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.800%	6/1/24	1,280,000,000	CLP	1,585,734	(a)

Colombia - 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	5,000,000		3,733,132	(d)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,000,000		6,506,691	(d)

Total Colombia					10,239,823

Costa Rica - 1.1%
Banco Nacional de Costa Rica	6.250%	11/1/23	1,220,000		1,218,532	(b)(d)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		1,046,719	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,160,328	(b)(d)

Total Costa Rica					6,425,579

Croatia - 0.9%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		5,640,000	(a)

Dominican Republic - 3.7%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	136,500,000	DOP	2,443,288	(a)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000		7,150,768	(b)(d)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000		3,235,722	(a)(d)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - (continued)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	$6,251,390	(a)(d)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,377,129	(a)(d)

Total Dominican Republic				22,458,297

Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,709	307,167	(b)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	4,850,000	2,278,731	(b)
Ecuador Government International Bond, Senior Notes, Step bond (1.500% to 7/31/23 then 2.500%)	1.500%	7/31/40	16,750,000	5,085,297	(b)

Total Ecuador				7,671,195

Egypt - 2.5%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,402,900	(a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	3,000,000	1,826,550	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,020,000	(b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	19,200,000	10,694,554	(a)

Total Egypt				14,944,004

Ethiopia - 0.4%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	3,500,000	2,467,308	(a)

Gabon - 0.9%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	5,000,000	3,827,250	(a)
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,300,000	1,762,835	(b)

Total Gabon				5,590,085

Ghana - 1.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000	2,015,035	*(a)(e)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	7,600,000	5,276,498	(b)(d)

Total Ghana				7,291,533

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 1.2%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000		$6,621,224	(b)(d)
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	1,000,000		823,598	(b)(d)

Total Guatemala					7,444,822

Hungary - 0.9%
Hungary Government Bond	1.000%	11/26/25	1,449,570,000	HUF	3,255,780
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	2,098,000		2,106,409

Total Hungary					5,362,189

Indonesia - 5.7%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,695,697	(a)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	14,000,000		13,720,948	(b)(d)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	9,319,485
Indonesia Treasury Bond	8.375%	3/15/34	106,475,000,000	IDR	7,878,490

Total Indonesia					34,614,620

Ivory Coast - 1.8%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,317,384	(b)(d)
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000	EUR	4,282,959	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000		2,171,125	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,074,313	(b)

Total Ivory Coast					10,845,781

Jamaica - 1.0%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,390,000		1,464,599
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,127,580
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000		2,350,562	(d)

Total Jamaica					5,942,741

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 2.5%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		$432,896	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000		3,174,600	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,600,000		1,628,000	(a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000		5,674,290	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		4,254,420	(b)

Total Jordan					15,164,206

Kazakhstan - 1.5%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	3,000,000		3,006,390	(a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,800,000		6,026,840	(a)

Total Kazakhstan					9,033,230

Kenya - 1.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	2,000,000		1,853,560	(a)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,400,000		3,619,286	(a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000		3,583,360	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		141,750	(a)

Total Kenya					9,197,956

Mexico - 2.3%
Mexican Bonos, Bonds	8.000%	9/5/24	44,430,000	MXN	2,378,231
Mexican Bonos, Bonds	5.000%	3/6/25	234,530,000	MXN	11,812,529

Total Mexico					14,190,760

Nigeria - 2.3%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	6,700,000		5,237,725	(a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000		1,239,735	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,000,000		765,050	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - (continued)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	$1,967,836	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	6,800,000	4,581,228	(a)

Total Nigeria				13,791,574

Oman - 4.9%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	3,200,000	3,133,056	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,159,752	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,013,680	(b)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	6,048,042	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,162,617	(a)

Total Oman				29,517,147

Panama - 1.4%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,117,089	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	168,671
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000	3,933,823
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000	3,040,191

Total Panama				8,259,774

Paraguay - 1.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,099,725	(b)(d)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	3,840,821	(b)(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,651,625	(b)(d)

Total Paraguay				7,592,171

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 3.7%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000		$10,896,987	(d)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	8,998,000		11,361,748	(d)

Total Peru					22,258,735

Qatar - 4.1%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		8,065,870	(b)(d)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		13,853,814	(b)(d)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000		2,690,661	(b)(d)

Total Qatar					24,610,345

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,568,973	(b)(d)

Russia - 0.0%††
Russian Federal Bond - OFZ	7.250%	5/10/34	400,000,000	RUB	257,566	*(e)

Rwanda - 0.5%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,050,000		2,934,266	(b)

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,095,460	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000		1,595,792	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000		4,180,800	(b)

Total Senegal					7,872,052

South Africa - 1.4%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	3,676,659
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000		3,476,450	(d)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000		1,473,910	(d)

Total South Africa					8,627,019

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 1.5%
Export-Import Bank of Korea, Senior Notes	5.750%	3/5/24	37,400,000,000	IDR	$2,475,870	(a)
Korea Housing Finance Corp., Senior Notes	4.625%	2/24/33	6,500,000		6,521,205	(b)(d)

Total South Korea					8,997,075

Supranational - 3.9%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000		2,462,700	(a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000		2,433,000	(b)(d)
European Bank for Reconstruction & Development, Senior Notes	5.150%	2/16/24	102,600,000	INR	1,225,110
European Investment Bank, Senior Notes	8.500%	6/15/23	74,100,000	EGP	2,369,394	(a)
European Investment Bank, Senior Notes	10.000%	12/6/23	40,900,000	EGP	1,121,484	(a)
Inter-American Development Bank, Senior Notes	7.900%	3/2/25	900,000,000	CRC	1,643,535
International Bank for Reconstruction & Development, Senior Notes	8.500%	9/15/23	1,492,000,000	KZT	3,190,806
International Finance Corp., Senior Notes	2.900%	1/16/24	7,700,000,000	COP	1,534,808
International Finance Corp., Senior Notes	6.280%	5/27/24	304,000,000	UYU	7,451,708

Total Supranational					23,432,545

Tunisia - 0.3%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		2,162,978	(a)

Turkey - 1.8%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000		3,507,280
Turkey Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000		3,060,180
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		4,097,724

Total Turkey					10,665,184

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	6.750%	6/20/28	1,700,000	EUR	$316,555	*(a)(e)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/29	8,800,000		1,639,369	*(a)(e)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/30	15,080,000		2,889,117	*(a)(e)

Total Ukraine					4,845,041

United Arab Emirates - 0.8%
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	3,000,000		1,906,734	(a)
Finance Department Government of Sharjah, Senior Notes	4.375%	3/10/51	4,000,000		2,727,244	(a)

Total United Arab Emirates					4,633,978

Uruguay - 2.8%
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526		11,412,563
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		4,360,887
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,161,083

Total Uruguay					16,934,533

Uzbekistan - 0.8%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000		3,221,920	(a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000		1,609,250	(b)

Total Uzbekistan					4,831,170

Venezuela - 0.5%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000		1,659,750	*(a)(f)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		770,000	*(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		452,038	*(e)

Total Venezuela					2,881,788

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	6,700,000		6,566,000	(b)(d)

Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000		1,569,500	*(b)(e)

TOTAL SOVEREIGN BONDS (Cost - $564,556,437)					492,359,907

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 57.2%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	4,600,000	$4,414,390	(a)

Media - 0.7%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	2,724,285	(b)(d)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,529,047	(d)

Total Media				4,253,332

Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	6,624,000	6,125,213	(b)(d)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	1,713,000	1,059,504	(b)(d)

Total Wireless Telecommunication Services				7,184,717

TOTAL COMMUNICATION SERVICES				15,852,439

Consumer Discretionary - 2.3%
Broadline Retail - 0.5%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	2,720,558	(a)(d)

Hotels, Restaurants & Leisure - 1.8%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	2,864,939	(a)
Melco Resorts Finance Ltd., Senior Notes	5.750%	7/21/28	4,400,000	3,810,400	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,700,000	1,615,207
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,620,799	(b)

Total Hotels, Restaurants & Leisure				10,911,345

TOTAL CONSUMER DISCRETIONARY				13,631,903

Consumer Staples - 0.6%
Beverages - 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	4,150,000	3,861,222	(b)(d)

Energy - 17.8%
Oil, Gas & Consumable Fuels - 17.8%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	9,060,000	6,296,700	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,031,000
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	3,795,101	(b)(d)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	8,275,751	(a)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	$4,422,320	(b)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,697,045	(b)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,200,000	2,876,848	(a)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,054,725	(b)(d)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	3,500,000	3,614,174	(b)(d)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,484,681	(a)(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,774,961	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,796,030	(d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	12,129,753	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	769,137	*(a)(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	380,779	*(a)(e)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	6,800,000	4,340,100	(a)(d)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	1,819,336
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	13,139,542	(d)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	5,475,729	(d)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	117,923	(d)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	6,683,184	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,035,607	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,188,911	(b)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,068,924	(b)(d)
YPF SA, Senior Notes	8.500%	3/23/25	750,000	702,469	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,430,000	4,774,409	(b)(d)
YPF SA, Senior Notes	8.500%	7/28/25	500,000	439,633	(a)(d)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	981,829	(b)(d)

TOTAL ENERGY				107,166,601

Financials - 6.6%
Banks - 3.8%
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	1,000,000	863,686	(b)(d)(g)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	$5,225,925	(b)(d)(g)(h)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	2,300,000	1,950,190	(a)(d)(g)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,113,136	(a)(d)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,234,165	(b)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,480,310	(a)(g)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,268,626	(b)(d)(g)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,799,820	(d)(g)(h)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000	2,844,016	(b)(d)(g)

Total Banks				22,779,874

Capital Markets - 0.2%
Credit Suisse Group AG, Junior Subordinated Notes	9.750%	6/23/27	2,000,000	97,500	*(a)(e)(h)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,000,000	951,210	(b)(d)(g)(h)

Total Capital Markets				1,048,710

Financial Services - 2.1%
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	6,000,000	5,788,865	(a)
Indian Railway Finance Corp. Ltd., Senior Notes	2.800%	2/10/31	1,800,000	1,485,534	(a)(d)

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	$1,962,390	(b)(d)
REC Ltd., Senior Notes	2.250%	9/1/26	4,000,000	3,581,180	(a)

Total Financial Services				12,817,969

Insurance - 0.5%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,409,488	(b)(d)

TOTAL FINANCIALS				40,056,041

HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000	7,247,840
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,713,050

TOTAL HEALTH CARE				8,960,890

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	2,000,000	1,779,597	(b)(d)

Air Freight & Logistics - 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	3,298,561	(b)(d)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,398,166	(b)(d)

Total Air Freight & Logistics				4,696,727

Construction & Engineering - 1.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	7,650,000	6,584,075	(b)(d)

Ground Transportation - 1.6%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,236,916	(b)(d)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,339,900	(b)(d)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	3,381,451	2,954,934	(b)(d)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	3,091,987	(b)(d)

Total Ground Transportation				9,623,737

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	973,458	(b)(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - 0.9%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,700,000	$1,696,200	(b)(d)
Singapore Airlines Ltd., Senior Notes	3.375%	1/19/29	4,000,000	3,712,020	(a)

Total Passenger Airlines				5,408,220

Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	451,409	(a)

TOTAL INDUSTRIALS				29,517,223

MATERIALS - 12.8%
Chemicals - 5.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	191,778	(a)(d)
Braskem Netherlands Finance BV, Senior Notes	7.250%	2/13/33	5,900,000	5,674,325	(b)(d)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,600,000	1,413,149	(b)(d)
GC Treasury Center Co. Ltd., Senior Notes	4.400%	3/30/32	1,193,000	1,073,654	(a)
GC Treasury Center Co. Ltd., Senior Notes	4.300%	3/18/51	1,000,000	724,459	(b)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,195,005	(b)(d)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	5,752,950	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	2,800,000	2,417,548	(a)(d)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,288,714	(b)(d)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	5,900,000	4,940,092	(d)

Total Chemicals				30,671,674

Construction Materials - 1.0%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	4,200,000	3,957,622	(a)(d)
Cemex SAB de CV, Senior Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 4.907%)	9.125%	3/14/28	2,000,000	2,005,407	(b)(g)(h)

Total Construction Materials				5,963,029

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 5.5%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	3,100,000	$3,086,515	(b)(d)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,000,000	1,929,903	(b)(d)
Freeport Indonesia PT, Senior Notes	4.763%	4/14/27	2,000,000	1,955,826	(b)(d)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	4,000,000	3,013,000	(b)(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,117,561	(b)(d)
POSCO, Senior Notes	5.750%	1/17/28	5,000,000	5,163,472	(b)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	361,414	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	6,136,557	(d)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	2,000,000	1,655,694	(a)

Total Metals & Mining				33,419,942

Paper & Forest Products - 1.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,455,865	(b)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	3,972,781	(d)

Total Paper & Forest Products				7,428,646

TOTAL MATERIALS				77,483,291

REAL ESTATE - 0.9%
Diversified REITs - 0.6%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	4,200,000	3,565,800	(b)(d)

Real Estate Management & Development - 0.3%
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	4,050,000	364,500	*(a)(f)
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	2,400,000	213,600	*(a)(f)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	2,400,000	217,194	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	2,000,000	196,920	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	60,168	*(a)(e)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	2,000,000	310,979	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	—	2/4/23	2,850,000	281,396	*(a)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	2,000,000	196,220	*(a)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	7.375%	1/13/26	1,000,000	94,184	*(a)(e)

Total Real Estate Management & Development				1,935,161

TOTAL REAL ESTATE				5,500,961

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 7.2%
Electric Utilities - 5.4%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,800,000	$1,780,304	(a)(d)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	673,976	(a)(d)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,025,756	(d)
Engie Energia Chile SA, Senior Notes	4.500%	1/29/25	4,000,000	3,839,793	(a)(d)
Eskom Holdings SOC Ltd.	4.314%	7/23/27	3,300,000	2,944,369	(a)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	6,340,000	6,008,735	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	2,992,440	(b)(d)
Korea Electric Power Corp., Senior Notes	5.375%	4/6/26	800,000	811,874	(b)(d)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	4,000,000	3,815,200	(a)
Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	5,810,000	5,033,588	(a)(d)

Total Electric Utilities				32,926,035

Gas Utilities - 0.4%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	2,371,091	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	489,125	(d)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,432,984	(b)(d)

Total Independent Power and Renewable Electricity Producers				2,922,109

Multi-Utilities - 0.9%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	5,201,179	(b)(d)

TOTAL UTILITIES				43,420,414

TOTAL CORPORATE BONDS & NOTES (Cost - $382,724,934)				345,450,985

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/Chilean Peso, Put @ 790.000CLP	JPMorgan Chase & Co.	4/20/23	6,450,000	6,450,000	77,481

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - continued
U.S. Dollar/Hungarian Forint, Put @ 350.000HUF	JPMorgan Chase & Co.	5/8/23	7,635,000	7,635,000	$123,272
U.S. Dollar/Mexican Peso, Put @ 20.000MXN	Citibank N.A.	4/25/23	8,200,000	8,200,000	860,379
U.S. Dollar/South African Rand, Put @ 17.700ZAR	Bank of America N.A.	6/8/23	8,000,000	8,000,000	165,798

TOTAL PURCHASED OPTIONS (Cost - $413,438)					1,226,930

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $947,694,809)					839,037,822

		RATE		SHARES
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,765,012)		4.756%		5,765,012	5,765,012	(i)(j)

TOTAL INVESTMENTS - 139.9% (Cost - $953,459,821)					844,802,834
Liabilities in Excess of Other Assets - (39.9)%					(240,937,457)

TOTAL NET ASSETS - 100.0%					$603,865,377

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	The coupon payment on this security is currently in default as of March 31, 2023.

(f)	The maturity principal is currently in default as of March 31, 2023.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $5,765,012 and the cost was $5,765,012 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following written options contracts:

OTC Written Options
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chilean Peso, Call	JPMorgan Chase & Co.	4/20/23	900.000	CLP	6,450,000	6,450,000	$(2,552)
U.S. Dollar/Hungarian Forint, Call	JPMorgan Chase & Co.	5/8/23	403.000	HUF	7,635,000	7,635,000	(14,203)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	4/25/23	22.000	MXN	8,200,000	8,200,000	(483)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	4/25/23	19.000	MXN	8,200,000	8,200,000	(423,558)
U.S. Dollar/South African Rand, Call	Bank of America N.A.	6/8/23	20.000	ZAR	8,000,000	8,000,000	(28,106)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $446,084)							$(468,902)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CLP	— Chilean Peso
HUF	— Hungarian Forint
MXN	— Mexican Peso
ZAR	— South African Rand

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	404	6/23	$45,194,872	$46,428,439	$(1,233,567)
U.S. Treasury Long-Term Bonds	143	6/23	17,956,987	18,755,344	(798,357)

Net unrealized depreciation on open futures contracts					$(2,031,924)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	256,654,938	USD	3,091,669	JPMorgan Chase & Co.	4/13/23	$28,727
USD	3,120,691	INR	256,655,000	JPMorgan Chase & Co.	4/13/23	294
USD	5,581,591	MXN	108,838,800	Citibank N.A.	4/14/23	(441,697)
USD	8,644,484	MXN	160,165,000	Citibank N.A.	4/14/23	(219,266)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	61,536,865,000	USD	4,133,875	JPMorgan Chase & Co.	4/14/23	$(31,551)
USD	3,979,039	IDR	59,665,698,000	JPMorgan Chase & Co.	4/14/23	1,456
USD	16,602,625	IDR	259,698,255,494	JPMorgan Chase & Co.	4/14/23	(710,028)
USD	6,028,311	SGD	8,144,433	JPMorgan Chase & Co.	4/14/23	(94,327)
USD	3,266,274	HUF	1,212,669,378	JPMorgan Chase & Co.	5/10/23	(149,938)
USD	3,500,000	ZAR	65,548,000	Bank of America N.A.	6/12/23	(157,812)
USD	8,112,458	EUR	7,574,230	JPMorgan Chase & Co.	6/15/23	(137,414)

Net unrealized depreciation on open forward foreign currency contracts						$(1,911,556)

Abbreviation(s) used in this table:

EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

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Notes to Schedule of Investments (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$492,359,907	—	$492,359,907
Corporate Bonds & Notes	—	345,450,985	—	345,450,985
Purchased Options	—	1,226,930	—	1,226,930

Total Long-Term Investments	—	839,037,822	—	839,037,822

Short-Term Investments†	$5,765,012	—	—	5,765,012

Total Investments	$5,765,012	$839,037,822	—	$844,802,834

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$30,477	—	$30,477

Total	$5,765,012	$839,068,299	—	$844,833,311

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$468,902	—	$468,902
Futures Contracts††	$2,031,924	—	—	2,031,924
Forward Foreign Currency Contracts††	—	1,942,033	—	1,942,033

Total	$2,031,924	$2,410,935	—	$4,442,859

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,840,780	$74,230,910	74,230,910	$75,306,678	75,306,678

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$62,097	—	$5,765,012

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